NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

6. NET LOSS PER SHARE

The following table reconciles the weighted-average shares outstanding for basic and diluted net loss per share for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Basic:
Net loss	$(1,487,378)	$(289,401)	$(2,653,288)	$(673,073)
Weighted average shares used in computing basic loss per share	9,719,858	5,101,770	9,703,568	5,101,770
Net loss per share – Basic	$(0.15)	$(0.06)	$(0.27)	$(0.13)
Diluted:
Net loss	$(1,487,378)	$(289,401)	$(2,653,288)	$(673,073)
Weighted average shares used in computing diluted loss per share	9,719,858	5,101,770	9,703,568	5,101,770
Net loss per share – Diluted	$(0.15)	$(0.06)	$(0.27)	$(0.13)
The unvested restricted share units (“RSUs”) have been excluded from the above calculation as they were anti-dilutive. Vested RSUs have been included in the above calculations. The net loss per share — basic excludes 1,287,529 of contingently-issued shares. The net loss per share — diluted does not include any contingently issuable shares as the effect would be anti-dilutive.

9. NET LOSS PER SHARE

The following table reconciles the weighted-average shares outstanding for basic and diluted net loss per share for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Basic:
Net loss	$(4,509,250)	$(177,996)
Weighted-average shares used in computing basic loss per share	7,084,630	5,101,770
Net loss per share – Basic	$(0.64)	$(0.03)
Diluted:
Net loss	$(4,509,250)	$(177,996)
Weighted-average shares used in computing diluted loss per share	7,084,630	5,101,770
Net loss per share – Diluted	$(0.64)	$(0.03)
During the year ended December 31, 2014, the 482,250 restricted stock units granted, which is net of 31,250 of forfeitures, have been excluded from the above calculation as they were anti-dilutive.
The net loss per share-Basic excludes 1,287,529 of contingently issued shares. The net loss per share-Diluted does not include any contingently issued shares as the effect would be anti-dilutive and no shares would be released based on the revenue to date generated by the Acquired Businesses.